Maureen Lane (212) 294-4781 mlane@winston.com

March 24, 2010

Dale Welcome

Securities and Exchange Commission

Division of Corporate Finance

100 F Street NE

Washington, DC 20549-7010

Re:	Comment Letter for dated January 20, 2010

Dear Mr. Welcome:

Enclosed please find our response to the comments of the staff of the Commission set forth in your letter dated January 20, 2010 with respect to Geospatial Holdings Inc. (the “Company”). Set forth below are our detailed responses to the comments raised in the comment letters. For the convenience of the staff, we have included the text of your comment followed by our response.

Comment: We note that you referred to your report as Form “1O-Q/A” in your section 906 certifications. In this regard please amend your Form 10-Q such that the report you identify in your certifications refers to the correct Exchange Act report. We remind you that your amended Form 10-Q is required to include the entire periodic report, inclusive of new section 302 certifications.

Response: We have amended the section 906 certifications to refer to the correct Exchange Act report. We have included the entire periodic report in our updated filing.

Best Regards,

/s/ Maureen Lane

     Maureen Lane